Document and Entity Information	12 Months Ended
Aug. 08, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	T. Rowe Price Tax-Free High Yield Fund, Inc.
Central Index Key	0000758003
Amendment Flag	false
Document Creation Date	Aug. 03, 2012
Document Effective Date	Aug. 06, 2012
Prospectus Date	Aug. 08, 2012